Revenue (Details) - Schedule of material revenue recognised - GBP (£) £ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Revenue:
Revenue	[1]	£ 248,209	£ 39,945
Retail [Member]
Revenue:
Total gross invoiced income		207,948	36,902
Wholesale [Member]
Revenue:
Total gross invoiced income		12,774	2,509
Other sales [Member]
Revenue:
Total gross invoiced income		£ 27,487	£ 534

[1]	Revenue excludes £7.5 million of sales where Cazoo sold vehicles as an agent for third parties and only the net commission received from those sales is recorded within revenue.